LOANS (Details Textual)	1 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended		12 Months Ended						1 Months Ended		12 Months Ended
	Oct. 31, 2011 USD ($)	Oct. 31, 2011 CNY	Feb. 28, 2011 USD ($)	Feb. 28, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Loan Payable1 To Industrial and Commercial Bank Of China [Member]	Dec. 31, 2011 Loan Payable1 To Industrial and Commercial Bank Of China [Member]	Dec. 31, 2012 Loan Payable1 To China Minsheng Bank [Member]	Dec. 31, 2012 Loan Payable2 To China Minsheng Bank [Member]	Dec. 31, 2012 Loan Payable3 To China Minsheng Bank [Member]	Dec. 31, 2012 Loan Payable2 To Industrial and Commercial Bank Of China [Member]	Feb. 28, 2011 China Development Bank [Member] USD ($)	Feb. 28, 2011 China Development Bank [Member] CNY	Dec. 31, 2012 China Development Bank [Member] CNY	Dec. 31, 2012 China Development Bank [Member] USD ($)	Dec. 31, 2012 China Development Bank [Member] Agreement Year One [Member] CNY	Dec. 31, 2012 China Development Bank [Member] Agreement Year Two [Member] CNY	Dec. 31, 2012 China Development Bank [Member] Agreement Year Three [Member] CNY	Dec. 31, 2012 China Development Bank [Member] February 24, 2012 [Member] CNY	Dec. 31, 2012 China Development Bank [Member] February 24, 2013 [Member] CNY	Dec. 31, 2012 China Development Bank [Member] February 24, 2014 [Member] CNY	Oct. 31, 2011 China Minsheng Bank [Member] USD ($)	Oct. 31, 2011 China Minsheng Bank [Member] CNY	Dec. 31, 2012 China Minsheng Bank [Member] CNY	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member] USD ($)	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member] CNY	Oct. 31, 2012 Industrial and Commercial Bank Of China [Member] CNY
Interest Expense					$ 311,480	$ 298,600	$ (59,923)																					$ 1,750,000	11,000,000
Long-term Line of Credit					3,650,000			23,000,000
Line of Credit Facility, Increase, Additional Borrowings	790,000	5,000,000	1,590,000.0000	10,000,000	11,000,000										1,590,000	10,000,000									790,000	5,000,000	5,000,000
Line of Credit Facility, Frequency of Payment and Payment Terms															3-year	3-year
Line of Credit Facility, Expiration Date	Mar. 29, 2012	Mar. 29, 2012			Feb. 24, 2014				Dec. 19, 2012		Sep. 14, 2012	Jul. 21, 2012	Aug. 23, 2013	Apr. 30, 2013			Feb. 14, 2014								Mar. 29, 2012	Mar. 29, 2012
Repayments of Lines of Credit																						3,000,000	3,000,000	4,000,000
Line of Credit Facility, Amount Outstanding																	7,000,000	1,110,000
Line of Credit Facility, Maximum Borrowing Capacity																	10,000,000
Line of Credit Facility, Decrease, Repayments																						10,000,000	7,000,000	4,000,000
Line of Credit Facility, Collateral Fees, Amount																	10,000,000
Line Of Credit Facility Loans																	474,542		10,000,000	7,000,000	4,000,000
Line Of Credit Facility Annual Guarantee Fees Percentage																	10.00%		1.9602%	1.9602%	1.9602%
Line Of Credit Facility Annual Guarantee Review Fee Percentage																			0.30%	0.30%	0.30%
Line of Credit Facility, Description																			RMB10 million x 1.9602% (annual guarantee fee) + RMB10 million x 0.3% (annual guarantee review fee)	RMB7 million x 1.9602% (annual guarantee fee) + RMB7 million x 0.3% (annual guarantee review fee)	RMB4 million x 1.9602% (annual guarantee fee) + RMB4 million x 0.3% (annual guarantee review fee)
Line Of Credit Facility Renewal Life																											renewed for 6 months from March 2012 to September 14, 2012
Line Of Credit Facility Initiation Life																											1 year
Line of Credit Facility, Date of First Required Payment																											Aug. 23, 2012
Line of Credit Facility, Interest Rate Description					RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.																						RMB loans carry an interest rate equal to 1.3 times the People's Bank of China's	RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.	RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.
Line Of Credit Facility Bench Mark Lending Percentage																											7.80%
Finite Lived Pledge Value Of Land Use Right																														16,900,000
Line Of Credit Guarantee Description																												The term for the guarantee is from October 26, 2012 to October 25, 2017 .	The term for the guarantee is from October 26, 2012 to October 25, 2017 .
Line of Credit Facility, Interest Rate at Period End					6.10%					6.56%	7.93%	8.53%	7.80%	5.60%